Label	Element	Value
Wasatch Frontier Emerging Small Countries Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wasatch Frontier Emerging Small Countries Fund® — Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights. The expense ratio in the financial statements reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the equity securities of companies of all market capitalizations that are tied economically to frontier markets and small emerging market countries.
Under normal market conditions, we will invest at least 80% of the Fund’s assets (plus borrowings for investment purposes) in the equity securities, typically common stock, of companies that are tied economically to frontier markets and small emerging market countries.
We consider “frontier markets” to include any non-developed or non-emerging country that is outside the Morgan Stanley Capital International (MSCI) ACWI Index, and also any country that is currently included in the Russell Frontier Index, the S&P Frontier Broad Market Index (BMI), or the MSCI Frontier Markets Index. We may also determine a country to be a frontier market considering various factors including, the classification of a country as a frontier market by any international organization that evaluates or classifies countries (such as the World Bank, International Monetary Fund, MSCI, or FTSE International).
“Emerging markets” include those countries currently considered to be developing as per their inclusion in the MSCI Emerging Markets Index. We consider a “small emerging market country” to be any country that individually constitutes not more than 7% of the MSCI Emerging Markets Index or the S&P Emerging BMI.
We will consider qualifying investments to be in companies that are listed on a securities exchange in a frontier market or small emerging market country, that are legally domiciled in a frontier market or small emerging market country, that have at least 50% of their assets in a frontier market or small emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a frontier market or small emerging market country. The Fund will not be required to sell a security because the market to which it is economically tied is no longer what we consider to be a frontier market or a small emerging market country.
In general, frontier markets and small emerging market countries, with the exception of the oil-producing Persian Gulf States, tend to have relatively low gross national product per capita compared to the larger traditionally recognized emerging markets and the world’s major developed economies. Frontier and small emerging market countries include the least developed markets even by emerging market standards. We believe frontier markets and small emerging market countries offer investment opportunities that arise from long-term trends in demographics, deregulation, offshore outsourcing and improving corporate governance.
We travel extensively outside the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom-up” fundamental analysis with the goal of owning the highest quality growth companies tied economically to frontier markets and small emerging market countries.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries. The Fund may invest a large percentage of its assets (greater than 5%) in a particular region or market, including Asia and India.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were financials, information technology, consumer discretionary, consumer staples, communication services, and industrials.
The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.
We may also invest in initial public offerings (IPOs).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were financials, information technology, consumer discretionary, consumer staples, communication services, and industrials.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Historical Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Wasatch Frontier Emerging Small Countries Fund — Investor ClassYear by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/2020	34.30%
Worst — 3/31/2020	-31.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/24)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wasatch Frontier Emerging Small Countries Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Wasatch Frontier Emerging Small Countries Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Wasatch Frontier Emerging Small Countries Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Wasatch Frontier Emerging Small Countries Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to, among other things, market movements over the short-term or over longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.

Wasatch Frontier Emerging Small Countries Fund | Current Market and Economic Conditions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Current Market and Economic Conditions Risk. Current market and economic conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market and economic conditions or events. For example, actions taken by the Federal Reserve or foreign central banks may at times result in unusually high market volatility, may negatively impact companies, including banks and financial services companies, and negatively impact Fund performance. U.S. regulators have also proposed from time to time changes to market and issuer regulations which may impact the Fund, and any regulatory changes adopted could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations.
Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe and the United States. The hostilities and sanctions resulting from those hostilities may have a significant impact on certain Fund investments as well as performance and liquidity. Similarly, in October 2023, Hamas launched an attack on Israel, which touched off a strong military response from Israel that closed borders and airspace, damaged infrastructure and resulted in significant civilian and military casualties in Israel and the Gaza Strip. The conflict has reignited regional tensions that threaten to involve other countries and factions. The continuing conflict and its escalation could have a severe adverse effect on the regional economy, currency and companies. These events may negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions resulting from these hostilities may have a negative effect on certain Fund investments, including investments extending beyond any direct or indirect exposure the Fund may have to issuers of such countries or those of adjoining geographic regions.
The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down.
The COVID-19 global pandemic or any future public health crisis and ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease or new diseases. As the COVID-19 pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.
Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets. Further, the interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Wasatch Frontier Emerging Small Countries Fund | Stock Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Wasatch Frontier Emerging Small Countries Fund | Stock Selection Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Stock Selection Risk. The Fund is actively managed, and its performance therefore will reflect, in part, the ability of the portfolio manager(s) to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. The Advisor does not actively track the composition or weightings of market indexes (including the Fund’s benchmark indexes) or of the broader markets generally. As a result, the Fund could underperform its benchmark indexes and/or other funds with a similar investment objective and/or strategy or it may lose value even when the overall stock market is not in general decline.

Wasatch Frontier Emerging Small Countries Fund | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio invested in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to, among other things, general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, the political situation, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume. In addition, equity securities include common stock.  Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility.  The rights of common stockholders generally are subordinate to all other claims on a company’s assets, including preferred stockholders and debt holders with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.  The common stock of a company that experiences financial distress may lose significant value or become worthless, and therefore the Fund could lose money if a company in which it invests becomes financially distressed.

Wasatch Frontier Emerging Small Countries Fund | Sector and Industry Weightings Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Wasatch Frontier Emerging Small Countries Fund | Growth Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Growth Stock Risk. Growth stock prices may be more sensitive to changes in companies’ current or expected earnings than the prices of other stocks, and growth stock prices may fall or may not appreciate in step with the broader securities markets. Growth companies may be newer or smaller companies and may retain a large part of their earnings for research, development or investments in capital assets.

Wasatch Frontier Emerging Small Countries Fund | Smaller Company Stock Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Small Cap Company Stock Risk. Small-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small-cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Wasatch Frontier Emerging Small Countries Fund | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. In addition, the trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile and thus affect the daily NAV of the Fund.

Wasatch Frontier Emerging Small Countries Fund | Industrials Sector Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, transportation services, airlines, maritime shipping and transportation, ground transportation, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.

Wasatch Frontier Emerging Small Countries Fund | Information Technology Sector Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector.

Wasatch Frontier Emerging Small Countries Fund | Financials Sector Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The financials sector includes companies in the banks, financial services, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of financial services, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.

Wasatch Frontier Emerging Small Countries Fund | Consumer Discretionary Sector Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as consumer services, household durables, leisure products, textiles, apparel and luxury goods, hotels, restaurants, retailing, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and by interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics, and consumer tastes and shopping habits, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.

Wasatch Frontier Emerging Small Countries Fund | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Securities issued by companies incorporated outside the United States but whose securities are principally traded in the United States are still subject to many of the foreign securities risks such as economic and political risks. Differences in the economic and political environment, the amount of available public information, custody practices for assets, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant adverse effect on the value of a foreign security. More specifically, changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. The Fund may be invested in the local currency of a foreign country in connection with executing foreign securities transactions. When the Fund executes the securities transactions, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. While the Fund is permitted to hedge currency risks, the Advisor does not anticipate doing so at this time. Additionally, certain countries may restrict foreign investment in their securities and may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income.  Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Wasatch Frontier Emerging Small Countries Fund | Operational and Cybersecurity Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Operational and Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers to lose proprietary information, suffer data corruption, or lose operational functionality. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Similar incidents affecting issuers of the Fund’s portfolio companies may negatively impact performance. Operational risk may arise from human error, errors by third parties, communication errors, or technology failures, among other causes. The Fund also relies on a range of services from third-parties, including custody. Any delay or failure in the services provided to the Fund may negatively affect the Fund and its ability to meet its investment objective. Although the Fund and the Fund’s investment adviser seek to reduce operational risks through controls and/or procedures, it is not possible to identify and address all such risks and there is no way to completely protect against or mitigate such risks, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Wasatch Frontier Emerging Small Countries Fund | Government and Regulatory Risk [Member]
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Government and Regulatory Risk. The risk that governments or regulatory authorities may take actions that could adversely affect markets in which the Fund invests and in the economy, more generally. Government and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund and to the companies in which the Fund invests. Such legislation or regulation could restrict the ability of the Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries and could limit or preclude the Fund’s ability to achieve its investment objective.

Wasatch Frontier Emerging Small Countries Fund | Emerging Markets Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the enhanced risks of investing in the securities of companies domiciled in emerging market countries, and in particular small emerging market countries, include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, as well as highly volatile, substantially smaller and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, lack of or limited government oversight over securities exchanges and brokers, additional valuation risks, and the potential for government seizure of assets or nationalization of companies or other government interference in which case the Fund could lose all or a significant portion of its investment in a country.

Wasatch Frontier Emerging Small Countries Fund | Initial Public Offerings IPOs Risk [Member]
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Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Wasatch Frontier Emerging Small Countries Fund | Communication Services Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Communication Services Sector Risk. The communication services sector includes diversified telecommunication services companies, wireless telecommunication services companies, and media and entertainment companies. The communication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. Wireless telecommunication services companies can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. Media and entertainment companies can be significantly affected by technological advances, government regulation, and changing consumer preferences.

Wasatch Frontier Emerging Small Countries Fund | Frontier Markets Risk [Member]
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Frontier Markets Risk. In addition to the risks of investing in foreign securities in developed and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Given the generally smaller size and less developed capital markets than those of emerging markets or other more developed foreign markets, the risks of investing in emerging markets are magnified for frontier markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme stock price volatility and illiquidity.

Wasatch Frontier Emerging Small Countries Fund | Asia Region Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asia Region Risk. The value of the Fund’s assets may be adversely affected by, among other things, political, economic, social and religious instability, inadequate investor protection, accounting standards and practices, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest, and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by disputes with many of their neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Asian economies and companies could be affected if global economic conditions deteriorate as a result of political instability and uncertainty. In addition, international trade could be affected by politically motivated actions in the U.S. and Europe, and by increased tensions with other nations.

Wasatch Frontier Emerging Small Countries Fund | Indian Market and India Region Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Indian Market and India Region Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform policies within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.
Because the Fund may invest a large percentage of its assets in India, the value of the Fund’s shares may be affected by events that adversely affect India and may fluctuate more than the value of a less concentrated fund’s shares.

Wasatch Frontier Emerging Small Countries Fund | Consumer Staples Sector Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Consumer Staples Sector Risk. The consumer staples sector includes companies in the consumer staples distribution and retail, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Wasatch Frontier Emerging Small Countries Fund | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.65%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 223
3 YEARS	rr_ExpenseExampleYear03	726
5 YEARS	rr_ExpenseExampleYear05	1,255
10 YEARS	rr_ExpenseExampleYear10	$ 2,705
2015	rr_AnnualReturn2015	(12.10%)
2016	rr_AnnualReturn2016	(11.40%)
2017	rr_AnnualReturn2017	21.16%
2018	rr_AnnualReturn2018	(18.49%)
2019	rr_AnnualReturn2019	26.47%
2020	rr_AnnualReturn2020	28.24%
2021	rr_AnnualReturn2021	8.60%
2022	rr_AnnualReturn2022	(41.11%)
2023	rr_AnnualReturn2023	28.16%
2024	rr_AnnualReturn2024	10.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.23%)
1 YEAR	rr_AverageAnnualReturnYear01	10.68%
5 YEARS	rr_AverageAnnualReturnYear05	3.07%
10 YEARS	rr_AverageAnnualReturnYear10	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Wasatch Frontier Emerging Small Countries Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.65%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[2]
1 YEAR	rr_ExpenseExampleYear01	$ 203
3 YEARS	rr_ExpenseExampleYear03	744
5 YEARS	rr_ExpenseExampleYear05	1,311
10 YEARS	rr_ExpenseExampleYear10	$ 2,856
1 YEAR	rr_AverageAnnualReturnYear01	11.00%
5 YEARS	rr_AverageAnnualReturnYear05	3.42%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2016
Wasatch Frontier Emerging Small Countries Fund | Return After Taxes on Distributions | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	10.59%
5 YEARS	rr_AverageAnnualReturnYear05	3.09%
10 YEARS	rr_AverageAnnualReturnYear10	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Wasatch Frontier Emerging Small Countries Fund | Return After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.57%
5 YEARS	rr_AverageAnnualReturnYear05	2.47%
10 YEARS	rr_AverageAnnualReturnYear10	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Emerging Markets Index (reflects no deductions for fees, expenses or taxes) | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.26%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(0.26%)	[3]
10 YEARS	rr_AverageAnnualReturnYear10	0.45%	[3]
Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Emerging Markets Index (reflects no deductions for fees, expenses or taxes) | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.26%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	(0.26%)	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.44%	[3]
Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Markets Index (reflects no deductions for fees, expenses or taxes) | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.42%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	1.79%	[3]
10 YEARS	rr_AverageAnnualReturnYear10	2.24%	[3]
Wasatch Frontier Emerging Small Countries Fund | MSCI Frontier Markets Index (reflects no deductions for fees, expenses or taxes) | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	9.42%	[3]
5 YEARS	rr_AverageAnnualReturnYear05	1.79%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.01%	[3]

[1]	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights. The expense ratio in the financial statements reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Wasatch Advisors LP, doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to waive fees and/or reimburse the Investor Class shares and the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 2.15% and 1.95%, respectively, of average daily net assets until at least January 31, 2026, excluding fees and expenses incurred in borrowing securities and selling portfolio securities short including enhanced custody fees (which include borrowing costs, financing fees and other charges paid in connection with borrowing the security to be sold short, and maintaining related margin collateral) and dividend expense on short sales/interest expense, acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment related costs, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business. The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. Such repayment can be made until the expiration of the current contract, but in no case beyond three years from the date of such waiver or reimbursement by the Advisor. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.
[3]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.